Employee Benefit Plans (Unfunded) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Employee benefit plans [Line Items]
Amount of compensated absences cost	$ 5,379	$ 26,786	$ 4,020	$ 128,414
Contributions made to provident fund	$ 54,704	$ 98,424	$ 213,263	$ 317,248	$ 432,936	$ 622,401
Compensated absences					$ 139,965	$ 98,130